Quarterly Holdings Report
for
Fidelity® SAI U.S. Large Cap Index Fund
October 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV9-NPRT1-1223
1.9867778.107
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	2,018,186	31,080,064
Verizon Communications, Inc.	1,186,813	41,692,741
		72,772,805
Entertainment - 1.2%
Electronic Arts, Inc.	69,596	8,615,289
Live Nation Entertainment, Inc. (a)	40,025	3,202,801
Netflix, Inc. (a)	125,102	51,503,242
Take-Two Interactive Software, Inc. (a)	44,588	5,963,645
The Walt Disney Co. (a)	516,552	42,145,478
Warner Bros Discovery, Inc. (a)	626,157	6,224,001
		117,654,456
Interactive Media & Services - 5.8%
Alphabet, Inc.:
Class A (a)	1,674,898	207,821,344
Class C (a)	1,424,752	178,521,426
Match Group, Inc. (a)	78,505	2,716,273
Meta Platforms, Inc. Class A (a)	627,442	189,029,451
		578,088,494
Media - 0.8%
Charter Communications, Inc. Class A (a)	28,732	11,573,250
Comcast Corp. Class A	1,161,870	47,973,612
Fox Corp.:
Class A	71,669	2,178,021
Class B	37,186	1,037,861
Interpublic Group of Companies, Inc.	108,669	3,086,200
News Corp.:
Class A	107,122	2,215,283
Class B (b)	33,017	707,884
Omnicom Group, Inc.	55,775	4,178,105
Paramount Global Class B (b)	136,136	1,481,160
		74,431,376
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	146,131	21,022,406
TOTAL COMMUNICATION SERVICES		863,969,537
CONSUMER DISCRETIONARY - 10.6%
Automobile Components - 0.1%
Aptiv PLC (a)	79,843	6,962,310
BorgWarner, Inc.	66,360	2,448,684
		9,410,994
Automobiles - 1.8%
Ford Motor Co.	1,109,840	10,820,940
General Motors Co.	388,423	10,953,529
Tesla, Inc. (a)	779,544	156,563,617
		178,338,086
Broadline Retail - 3.5%
Amazon.com, Inc. (a)	2,563,204	341,136,820
eBay, Inc.	150,230	5,893,523
Etsy, Inc. (a)	34,728	2,163,554
		349,193,897
Distributors - 0.1%
Genuine Parts Co.	39,646	5,108,784
LKQ Corp.	75,533	3,317,409
Pool Corp.	11,025	3,481,364
		11,907,557
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (a)	120,363	14,237,739
Booking Holdings, Inc. (a)	10,076	28,107,607
Caesars Entertainment, Inc. (a)	60,779	2,424,474
Carnival Corp. (a)(b)	284,378	3,258,972
Chipotle Mexican Grill, Inc. (a)	7,788	15,125,854
Darden Restaurants, Inc.	34,123	4,965,920
Domino's Pizza, Inc.	9,907	3,358,374
Expedia, Inc. (a)	38,913	3,708,020
Hilton Worldwide Holdings, Inc.	73,826	11,186,854
Las Vegas Sands Corp.	92,797	4,404,146
Marriott International, Inc. Class A	70,723	13,335,529
McDonald's Corp.	205,732	53,936,758
MGM Resorts International	79,247	2,767,305
Norwegian Cruise Line Holdings Ltd. (a)(b)	120,101	1,633,374
Royal Caribbean Cruises Ltd. (a)	66,533	5,637,341
Starbucks Corp.	323,350	29,825,804
Wynn Resorts Ltd.	27,340	2,399,905
Yum! Brands, Inc.	79,104	9,560,509
		209,874,485
Household Durables - 0.4%
D.R. Horton, Inc.	85,953	8,973,493
Garmin Ltd.	43,239	4,433,295
Lennar Corp. Class A	71,291	7,605,324
Mohawk Industries, Inc. (a)	14,903	1,197,903
NVR, Inc. (a)	921	4,985,023
PulteGroup, Inc.	61,952	4,559,048
Whirlpool Corp.	15,476	1,618,171
		33,372,257
Leisure Products - 0.0%
Hasbro, Inc.	36,818	1,662,333
Specialty Retail - 2.0%
AutoZone, Inc. (a)	5,125	12,695,291
Bath & Body Works, Inc.	64,624	1,916,102
Best Buy Co., Inc.	54,826	3,663,473
CarMax, Inc. (a)	44,664	2,728,524
Lowe's Companies, Inc.	165,424	31,524,852
O'Reilly Automotive, Inc. (a)	17,052	15,865,863
Ross Stores, Inc.	96,168	11,152,603
The Home Depot, Inc.	283,821	80,801,000
TJX Companies, Inc.	324,433	28,572,814
Tractor Supply Co. (b)	30,717	5,914,866
Ulta Beauty, Inc. (a)	14,059	5,360,837
		200,196,225
Textiles, Apparel & Luxury Goods - 0.6%
lululemon athletica, Inc. (a)	32,642	12,843,974
NIKE, Inc. Class B	345,842	35,542,182
Ralph Lauren Corp.	11,402	1,283,067
Tapestry, Inc.	65,438	1,803,471
VF Corp.	93,314	1,374,515
		52,847,209
TOTAL CONSUMER DISCRETIONARY		1,046,803,043
CONSUMER STAPLES - 6.6%
Beverages - 1.6%
Brown-Forman Corp. Class B (non-vtg.)	51,653	2,900,832
Constellation Brands, Inc. Class A (sub. vtg.)	45,537	10,662,489
Keurig Dr. Pepper, Inc.	284,005	8,613,872
Molson Coors Beverage Co. Class B	52,399	3,027,090
Monster Beverage Corp.	209,960	10,728,956
PepsiCo, Inc.	388,612	63,452,567
The Coca-Cola Co.	1,098,696	62,065,337
		161,451,143
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	125,102	69,111,349
Dollar General Corp.	61,921	7,371,076
Dollar Tree, Inc. (a)	59,105	6,565,974
Kroger Co.	186,412	8,457,512
Sysco Corp.	142,595	9,481,142
Target Corp.	130,300	14,435,937
Walgreens Boots Alliance, Inc.	202,273	4,263,915
Walmart, Inc.	402,903	65,838,379
		185,525,284
Food Products - 0.9%
Archer Daniels Midland Co.	151,344	10,831,690
Bunge Ltd.	42,527	4,507,011
Campbell Soup Co.	55,541	2,244,412
Conagra Brands, Inc.	134,905	3,691,001
General Mills, Inc.	165,198	10,777,518
Hormel Foods Corp.	81,734	2,660,442
Kellanova	74,417	3,755,826
Lamb Weston Holdings, Inc.	41,159	3,696,078
McCormick & Co., Inc. (non-vtg.)	70,887	4,529,679
Mondelez International, Inc.	384,049	25,427,884
The Hershey Co.	42,304	7,925,654
The J.M. Smucker Co.	28,826	3,281,552
The Kraft Heinz Co.	225,387	7,090,675
Tyson Foods, Inc. Class A	80,613	3,736,413
		94,155,835
Household Products - 1.4%
Church & Dwight Co., Inc.	69,460	6,316,692
Colgate-Palmolive Co.	233,377	17,531,280
Kimberly-Clark Corp.	95,470	11,422,031
Procter & Gamble Co.	665,474	99,841,064
The Clorox Co.	34,957	4,114,439
		139,225,506
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	65,458	8,435,572
Kenvue, Inc.	486,521	9,049,291
		17,484,863
Tobacco - 0.6%
Altria Group, Inc.	500,976	20,124,206
Philip Morris International, Inc.	438,231	39,072,676
		59,196,882
TOTAL CONSUMER STAPLES		657,039,513
ENERGY - 4.5%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	285,028	9,810,664
Halliburton Co.	253,664	9,979,142
Schlumberger Ltd.	401,205	22,331,070
		42,120,876
Oil, Gas & Consumable Fuels - 4.1%
APA Corp.	86,743	3,445,432
Chevron Corp.	500,879	72,993,097
ConocoPhillips Co.	338,055	40,160,934
Coterra Energy, Inc.	213,832	5,880,380
Devon Energy Corp.	180,872	8,423,209
Diamondback Energy, Inc.	50,481	8,093,114
EOG Resources, Inc.	164,374	20,752,218
EQT Corp.	102,098	4,326,913
Exxon Mobil Corp.	1,130,113	119,622,461
Hess Corp.	78,014	11,265,222
Kinder Morgan, Inc.	547,243	8,865,337
Marathon Oil Corp.	170,990	4,669,737
Marathon Petroleum Corp.	112,877	17,072,646
Occidental Petroleum Corp.	187,312	11,577,755
ONEOK, Inc.	164,433	10,721,032
Phillips 66 Co.	125,706	14,339,283
Pioneer Natural Resources Co.	65,816	15,730,024
Targa Resources Corp.	63,154	5,280,306
The Williams Companies, Inc.	343,398	11,812,891
Valero Energy Corp.	99,691	12,660,757
		407,692,748
TOTAL ENERGY		449,813,624
FINANCIALS - 12.7%
Banks - 2.9%
Bank of America Corp.	1,951,669	51,406,961
Citigroup, Inc.	543,635	21,468,146
Citizens Financial Group, Inc.	133,342	3,124,203
Comerica, Inc.	37,204	1,465,838
Fifth Third Bancorp	192,228	4,557,726
Huntington Bancshares, Inc.	408,777	3,944,698
JPMorgan Chase & Co.	820,397	114,084,407
KeyCorp	264,232	2,700,451
M&T Bank Corp.	46,834	5,280,534
PNC Financial Services Group, Inc.	112,430	12,869,862
Regions Financial Corp.	264,926	3,849,375
Truist Financial Corp.	376,026	10,664,097
U.S. Bancorp	439,542	14,012,599
Wells Fargo & Co.	1,032,890	41,078,035
Zions Bancorp NA	41,708	1,286,692
		291,793,624
Capital Markets - 2.8%
Ameriprise Financial, Inc.	28,972	9,113,722
Bank of New York Mellon Corp.	219,853	9,343,753
BlackRock, Inc. Class A	39,620	24,258,534
Blackstone, Inc.	200,365	18,503,708
Cboe Global Markets, Inc.	29,788	4,881,955
Charles Schwab Corp.	419,781	21,845,403
CME Group, Inc.	101,557	21,678,357
FactSet Research Systems, Inc.	10,769	4,651,023
Franklin Resources, Inc.	80,295	1,829,923
Goldman Sachs Group, Inc.	93,067	28,256,072
Intercontinental Exchange, Inc.	161,573	17,359,403
Invesco Ltd.	126,652	1,642,676
MarketAxess Holdings, Inc.	10,636	2,273,445
Moody's Corp.	44,550	13,721,400
Morgan Stanley	360,181	25,508,018
MSCI, Inc.	22,327	10,528,297
NASDAQ, Inc.	95,703	4,746,869
Northern Trust Corp.	58,439	3,851,714
Raymond James Financial, Inc.	53,061	5,064,142
S&P Global, Inc.	91,861	32,087,966
State Street Corp.	89,954	5,813,727
T. Rowe Price Group, Inc.	63,320	5,730,460
		272,690,567
Consumer Finance - 0.4%
American Express Co.	164,245	23,984,697
Capital One Financial Corp.	107,683	10,907,211
Discover Financial Services	70,562	5,791,729
Synchrony Financial	118,058	3,311,527
		43,995,164
Financial Services - 4.3%
Berkshire Hathaway, Inc. Class B (a)	514,830	175,726,924
Fidelity National Information Services, Inc.	167,256	8,213,942
Fiserv, Inc. (a)	172,096	19,575,920
FleetCor Technologies, Inc. (a)	20,878	4,701,099
Global Payments, Inc.	73,397	7,796,229
Jack Henry & Associates, Inc.	20,573	2,900,587
MasterCard, Inc. Class A	234,880	88,397,088
PayPal Holdings, Inc. (a)	309,980	16,056,964
Visa, Inc. Class A	453,601	106,641,595
		430,010,348
Insurance - 2.3%
AFLAC, Inc.	152,611	11,920,445
Allstate Corp.	73,843	9,461,504
American International Group, Inc.	200,972	12,321,593
Aon PLC	57,270	17,719,338
Arch Capital Group Ltd. (a)	105,285	9,126,104
Arthur J. Gallagher & Co.	60,838	14,326,741
Assurant, Inc.	14,969	2,228,884
Brown & Brown, Inc.	66,454	4,613,237
Chubb Ltd.	115,952	24,885,618
Cincinnati Financial Corp.	44,282	4,413,587
Everest Re Group Ltd.	12,253	4,847,532
Globe Life, Inc.	24,548	2,856,405
Hartford Financial Services Group, Inc.	86,333	6,341,159
Loews Corp.	52,203	3,341,514
Marsh & McLennan Companies, Inc.	139,444	26,445,555
MetLife, Inc.	178,331	10,701,643
Principal Financial Group, Inc.	62,779	4,248,883
Progressive Corp.	165,242	26,123,108
Prudential Financial, Inc.	102,477	9,370,497
The Travelers Companies, Inc.	64,631	10,821,815
W.R. Berkley Corp.	57,433	3,872,133
Willis Towers Watson PLC	29,592	6,980,457
		226,967,752
TOTAL FINANCIALS		1,265,457,455
HEALTH CARE - 13.1%
Biotechnology - 2.1%
AbbVie, Inc.	498,278	70,346,888
Amgen, Inc.	151,004	38,611,723
Biogen, Inc. (a)	40,884	9,711,585
Gilead Sciences, Inc.	351,753	27,626,681
Incyte Corp. (a)	52,507	2,831,703
Moderna, Inc. (a)	93,475	7,100,361
Regeneron Pharmaceuticals, Inc. (a)	30,133	23,500,425
Vertex Pharmaceuticals, Inc. (a)	72,861	26,383,697
		206,113,063
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	489,896	46,319,667
Align Technology, Inc. (a)	20,093	3,708,967
Baxter International, Inc.	142,960	4,636,193
Becton, Dickinson & Co.	81,898	20,702,176
Boston Scientific Corp. (a)	413,354	21,159,591
Dentsply Sirona, Inc.	59,769	1,817,575
DexCom, Inc. (a)	109,498	9,726,707
Edwards Lifesciences Corp. (a)	171,617	10,935,435
GE Healthcare Holding LLC	110,426	7,351,059
Hologic, Inc. (a)	69,148	4,575,523
IDEXX Laboratories, Inc. (a)	23,435	9,361,579
Insulet Corp. (a)	19,711	2,613,087
Intuitive Surgical, Inc. (a)	99,189	26,009,340
Medtronic PLC	375,789	26,515,672
ResMed, Inc.	41,479	5,857,664
STERIS PLC	27,849	5,847,733
Stryker Corp.	95,419	25,784,122
Teleflex, Inc.	13,266	2,450,894
The Cooper Companies, Inc.	13,976	4,357,018
Zimmer Biomet Holdings, Inc.	58,991	6,159,250
		245,889,252
Health Care Providers & Services - 3.2%
Cardinal Health, Inc.	71,874	6,540,534
Cencora, Inc.	47,062	8,713,529
Centene Corp. (a)	152,861	10,544,352
Cigna Group	83,556	25,835,515
CVS Health Corp.	362,590	25,022,336
DaVita HealthCare Partners, Inc. (a)	15,202	1,174,050
Elevance Health, Inc.	66,524	29,941,787
HCA Holdings, Inc.	56,819	12,849,049
Henry Schein, Inc. (a)	36,865	2,395,488
Humana, Inc.	34,979	18,318,153
Laboratory Corp. of America Holdings	25,012	4,995,647
McKesson Corp.	38,083	17,341,475
Molina Healthcare, Inc. (a)	16,458	5,479,691
Quest Diagnostics, Inc.	31,684	4,122,088
UnitedHealth Group, Inc.	261,499	140,048,404
Universal Health Services, Inc. Class B	17,543	2,208,488
		315,530,586
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	83,385	8,619,507
Bio-Rad Laboratories, Inc. Class A (a)	5,896	1,623,051
Bio-Techne Corp.	44,445	2,428,030
Charles River Laboratories International, Inc. (a)	14,474	2,436,843
Danaher Corp.	185,510	35,621,630
Illumina, Inc. (a)	44,689	4,889,870
IQVIA Holdings, Inc. (a)	51,696	9,348,188
Mettler-Toledo International, Inc. (a)	6,173	6,081,640
Revvity, Inc.	35,044	2,903,395
Thermo Fisher Scientific, Inc.	108,955	48,459,915
Waters Corp. (a)	16,685	3,979,873
West Pharmaceutical Services, Inc.	20,851	6,636,665
		133,028,607
Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	589,760	30,390,333
Catalent, Inc. (a)	50,892	1,750,176
Eli Lilly & Co.	225,111	124,695,736
Johnson & Johnson	679,789	100,839,900
Merck & Co., Inc.	716,349	73,569,042
Pfizer, Inc.	1,593,872	48,708,728
Viatris, Inc.	338,636	3,013,860
Zoetis, Inc. Class A	129,949	20,401,993
		403,369,768
TOTAL HEALTH CARE		1,303,931,276
INDUSTRIALS - 8.3%
Aerospace & Defense - 1.6%
Axon Enterprise, Inc. (a)	19,839	4,056,877
General Dynamics Corp.	63,977	15,438,290
Howmet Aerospace, Inc.	110,549	4,875,211
Huntington Ingalls Industries, Inc.	11,255	2,474,074
L3Harris Technologies, Inc.	53,393	9,579,238
Lockheed Martin Corp.	63,272	28,765,982
Northrop Grumman Corp.	40,150	18,927,915
RTX Corp.	410,896	33,442,825
Textron, Inc.	55,917	4,249,692
The Boeing Co. (a)	160,069	29,904,091
TransDigm Group, Inc. (a)	15,578	12,899,986
		164,614,181
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	32,870	2,689,752
Expeditors International of Washington, Inc.	41,752	4,561,406
FedEx Corp.	65,322	15,683,812
United Parcel Service, Inc. Class B	204,183	28,840,849
		51,775,819
Building Products - 0.4%
A.O. Smith Corp.	35,173	2,453,668
Allegion PLC	24,781	2,437,459
Carrier Global Corp.	236,466	11,269,970
Johnson Controls International PLC	192,057	9,414,634
Masco Corp.	63,499	3,307,663
Trane Technologies PLC	64,477	12,270,618
		41,154,012
Commercial Services & Supplies - 0.6%
Cintas Corp.	24,414	12,380,828
Copart, Inc.	245,304	10,675,630
Republic Services, Inc.	58,044	8,618,954
Rollins, Inc.	79,264	2,981,119
Veralto Corp.	61,837	4,266,753
Waste Management, Inc.	104,057	17,099,687
		56,022,971
Construction & Engineering - 0.1%
Quanta Services, Inc.	40,990	6,850,249
Electrical Equipment - 0.6%
AMETEK, Inc.	65,130	9,168,350
Eaton Corp. PLC	112,639	23,418,774
Emerson Electric Co.	161,336	14,354,064
Generac Holdings, Inc. (a)	17,572	1,477,278
Hubbell, Inc. Class B	15,140	4,089,314
Rockwell Automation, Inc.	32,425	8,521,614
		61,029,394
Ground Transportation - 0.8%
CSX Corp.	566,393	16,906,831
J.B. Hunt Transport Services, Inc.	23,048	3,961,260
Norfolk Southern Corp.	64,087	12,227,159
Old Dominion Freight Lines, Inc.	25,294	9,527,238
Union Pacific Corp.	172,051	35,719,508
		78,341,996
Industrial Conglomerates - 0.8%
3M Co.	155,830	14,172,739
General Electric Co.	307,252	33,376,785
Honeywell International, Inc.	187,438	34,349,888
		81,899,412
Machinery - 1.7%
Caterpillar, Inc.	144,015	32,554,591
Cummins, Inc.	39,987	8,649,188
Deere & Co.	76,975	28,123,586
Dover Corp.	39,487	5,131,336
Fortive Corp.	99,378	6,487,396
IDEX Corp.	21,343	4,085,264
Illinois Tool Works, Inc.	77,683	17,410,314
Ingersoll Rand, Inc.	114,163	6,927,411
Nordson Corp.	15,284	3,249,226
Otis Worldwide Corp.	116,236	8,974,582
PACCAR, Inc.	147,589	12,180,520
Parker Hannifin Corp.	36,218	13,361,182
Pentair PLC	46,612	2,709,089
Snap-On, Inc.	14,939	3,853,366
Stanley Black & Decker, Inc.	43,258	3,679,093
Westinghouse Air Brake Tech Co.	50,569	5,361,325
Xylem, Inc.	67,987	6,359,504
		169,096,973
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	35,871	1,134,600
American Airlines Group, Inc. (a)	184,465	2,056,785
Delta Air Lines, Inc.	181,652	5,676,625
Southwest Airlines Co.	168,160	3,738,197
United Airlines Holdings, Inc. (a)	92,595	3,241,751
		15,847,958
Professional Services - 0.7%
Automatic Data Processing, Inc.	116,305	25,380,077
Broadridge Financial Solutions, Inc.	33,345	5,689,991
Ceridian HCM Holding, Inc. (a)(b)	43,931	2,812,023
Equifax, Inc.	34,644	5,874,583
Jacobs Solutions, Inc.	35,547	4,738,415
Leidos Holdings, Inc.	38,775	3,843,378
Paychex, Inc.	90,587	10,059,686
Paycom Software, Inc.	13,906	3,406,553
Robert Half, Inc.	30,230	2,260,297
Verisk Analytics, Inc.	40,941	9,308,346
		73,373,349
Trading Companies & Distributors - 0.3%
Fastenal Co.	161,289	9,409,600
United Rentals, Inc.	19,277	7,831,667
W.W. Grainger, Inc.	12,563	9,168,854
		26,410,121
TOTAL INDUSTRIALS		826,416,435
INFORMATION TECHNOLOGY - 28.0%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	70,791	14,184,393
Cisco Systems, Inc.	1,150,399	59,970,300
F5, Inc. (a)	16,742	2,537,920
Juniper Networks, Inc.	90,722	2,442,236
Motorola Solutions, Inc.	47,150	13,129,389
		92,264,238
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. Class A	168,380	13,563,009
CDW Corp.	37,842	7,583,537
Corning, Inc.	216,720	5,799,427
Keysight Technologies, Inc. (a)	50,354	6,145,706
TE Connectivity Ltd.	88,626	10,444,574
Teledyne Technologies, Inc. (a)	13,289	4,977,927
Trimble, Inc. (a)	70,103	3,303,954
Zebra Technologies Corp. Class A (a)	14,493	3,035,269
		54,853,403
IT Services - 1.2%
Accenture PLC Class A	178,075	52,904,302
Akamai Technologies, Inc. (a)	42,910	4,433,890
Cognizant Technology Solutions Corp. Class A	142,574	9,191,746
EPAM Systems, Inc. (a)	16,363	3,560,098
Gartner, Inc. (a)	22,253	7,388,886
IBM Corp.	257,179	37,198,371
VeriSign, Inc. (a)	25,330	5,057,388
		119,734,681
Semiconductors & Semiconductor Equipment - 7.2%
Advanced Micro Devices, Inc. (a)	456,109	44,926,737
Analog Devices, Inc.	141,552	22,270,376
Applied Materials, Inc.	237,063	31,375,288
Broadcom, Inc.	116,502	98,021,288
Enphase Energy, Inc. (a)	38,493	3,063,273
First Solar, Inc. (a)	30,159	4,296,150
Intel Corp.	1,182,285	43,153,403
KLA Corp.	38,596	18,128,541
Lam Research Corp.	37,630	22,134,719
Microchip Technology, Inc.	153,667	10,954,920
Micron Technology, Inc.	309,207	20,676,672
Monolithic Power Systems, Inc.	13,488	5,958,189
NVIDIA Corp.	697,288	284,354,046
NXP Semiconductors NV	72,778	12,549,111
ON Semiconductor Corp. (a)	121,822	7,630,930
Qorvo, Inc. (a)	27,641	2,416,376
Qualcomm, Inc.	315,050	34,337,300
Skyworks Solutions, Inc.	44,997	3,903,040
SolarEdge Technologies, Inc. (a)	15,967	1,212,694
Teradyne, Inc.	43,479	3,620,496
Texas Instruments, Inc.	256,321	36,400,145
		711,383,694
Software - 10.8%
Adobe, Inc. (a)	128,674	68,462,288
ANSYS, Inc. (a)	24,501	6,817,648
Autodesk, Inc. (a)	60,336	11,924,204
Cadence Design Systems, Inc. (a)	76,727	18,402,971
Fair Isaac Corp. (a)	7,017	5,935,470
Fortinet, Inc. (a)	184,014	10,520,080
Gen Digital, Inc.	158,855	2,646,524
Intuit, Inc.	79,062	39,131,737
Microsoft Corp.	2,097,445	709,167,126
Oracle Corp.	444,421	45,953,131
Palo Alto Networks, Inc. (a)	86,344	20,983,319
PTC, Inc. (a)	33,547	4,710,670
Roper Technologies, Inc.	30,125	14,718,171
Salesforce, Inc. (a)	274,963	55,220,819
ServiceNow, Inc. (a)	57,590	33,508,742
Synopsys, Inc. (a)	42,955	20,164,795
Tyler Technologies, Inc. (a)	11,879	4,429,679
		1,072,697,374
Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.	4,148,775	708,486,307
Hewlett Packard Enterprise Co.	364,600	5,607,548
HP, Inc.	244,938	6,449,218
NetApp, Inc.	59,514	4,331,429
Seagate Technology Holdings PLC	54,450	3,716,213
Western Digital Corp. (a)	90,320	3,626,348
		732,217,063
TOTAL INFORMATION TECHNOLOGY		2,783,150,453
MATERIALS - 2.4%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	62,713	17,712,660
Albemarle Corp.	33,128	4,199,968
Celanese Corp. Class A	28,255	3,235,480
CF Industries Holdings, Inc.	54,470	4,345,617
Corteva, Inc.	200,369	9,645,764
Dow, Inc.	198,480	9,594,523
DuPont de Nemours, Inc.	129,594	9,444,811
Eastman Chemical Co.	33,470	2,501,213
Ecolab, Inc.	71,614	12,012,532
FMC Corp.	35,213	1,873,332
International Flavors & Fragrances, Inc.	72,059	4,925,233
Linde PLC	137,748	52,641,776
LyondellBasell Industries NV Class A	72,302	6,524,532
PPG Industries, Inc.	66,486	8,162,486
Sherwin-Williams Co.	66,786	15,909,093
The Mosaic Co.	93,805	3,046,786
		165,775,806
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	17,448	7,135,185
Vulcan Materials Co.	37,509	7,370,143
		14,505,328
Containers & Packaging - 0.2%
Amcor PLC	415,391	3,692,826
Avery Dennison Corp.	22,749	3,959,918
Ball Corp.	88,942	4,282,557
International Paper Co.	97,676	3,294,611
Packaging Corp. of America	25,383	3,884,868
Sealed Air Corp.	40,762	1,255,062
WestRock Co.	72,349	2,599,500
		22,969,342
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	404,720	13,671,442
Newmont Corp.	224,355	8,406,582
Nucor Corp.	70,215	10,377,075
Steel Dynamics, Inc.	43,956	4,681,754
		37,136,853
TOTAL MATERIALS		240,387,329
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc.	43,962	4,094,181
American Tower Corp.	131,597	23,449,269
AvalonBay Communities, Inc.	40,091	6,644,682
Boston Properties, Inc.	40,742	2,182,549
Camden Property Trust (SBI)	30,142	2,558,453
Crown Castle International Corp.	122,429	11,383,448
Digital Realty Trust, Inc.	85,456	10,627,308
Equinix, Inc.	26,414	19,272,711
Equity Residential (SBI)	97,371	5,387,537
Essex Property Trust, Inc.	18,119	3,876,016
Extra Space Storage, Inc.	59,644	6,178,522
Federal Realty Investment Trust (SBI)	20,713	1,888,818
Healthpeak Properties, Inc.	154,439	2,401,526
Host Hotels & Resorts, Inc.	200,890	3,109,777
Invitation Homes, Inc.	162,391	4,821,389
Iron Mountain, Inc.	82,390	4,866,777
Kimco Realty Corp.	174,999	3,139,482
Mid-America Apartment Communities, Inc.	32,938	3,891,625
Prologis (REIT), Inc.	260,809	26,276,507
Public Storage	44,673	10,663,892
Realty Income Corp.	200,091	9,480,312
Regency Centers Corp.	46,388	2,795,341
SBA Communications Corp. Class A	30,597	6,383,452
Simon Property Group, Inc.	92,367	10,150,210
UDR, Inc.	85,573	2,722,077
Ventas, Inc.	113,593	4,823,159
VICI Properties, Inc.	286,092	7,981,967
Welltower, Inc.	146,439	12,243,765
Weyerhaeuser Co.	206,292	5,918,517
		219,213,269
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	87,469	6,065,100
CoStar Group, Inc. (a)	115,275	8,462,338
		14,527,438
TOTAL REAL ESTATE		233,740,707
UTILITIES - 2.5%
Electric Utilities - 1.7%
Alliant Energy Corp.	71,344	3,480,874
American Electric Power Co., Inc.	145,436	10,986,235
Constellation Energy Corp.	90,786	10,251,555
Duke Energy Corp.	217,572	19,339,975
Edison International	108,204	6,823,344
Entergy Corp.	59,695	5,706,245
Evergy, Inc.	64,846	3,186,532
Eversource Energy	98,549	5,300,951
Exelon Corp.	280,952	10,940,271
FirstEnergy Corp.	145,675	5,186,030
NextEra Energy, Inc.	571,301	33,306,848
NRG Energy, Inc.	64,681	2,741,181
PG&E Corp. (a)	590,362	9,622,901
Pinnacle West Capital Corp.	31,989	2,372,944
PPL Corp.	208,083	5,112,599
Southern Co.	307,863	20,719,180
Xcel Energy, Inc.	155,699	9,228,280
		164,305,945
Gas Utilities - 0.0%
Atmos Energy Corp.	41,911	4,512,138
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	189,041	2,816,711
Multi-Utilities - 0.7%
Ameren Corp.	74,175	5,615,789
CenterPoint Energy, Inc.	178,185	4,789,613
CMS Energy Corp.	82,356	4,475,225
Consolidated Edison, Inc.	97,372	8,548,288
Dominion Energy, Inc.	236,224	9,524,552
DTE Energy Co.	58,204	5,609,702
NiSource, Inc.	116,665	2,935,291
Public Service Enterprise Group, Inc.	140,900	8,686,485
Sempra	177,655	12,441,180
WEC Energy Group, Inc.	89,048	7,247,617
		69,873,742
Water Utilities - 0.1%
American Water Works Co., Inc.	54,956	6,465,573
TOTAL UTILITIES		247,974,109
TOTAL COMMON STOCKS (Cost $5,256,709,064)		9,918,683,481

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (d) (Cost $786,700)	800,000	786,653

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (e)	14,599,909	14,602,829
Fidelity Securities Lending Cash Central Fund 5.40% (e)(f)	6,813,045	6,813,726
TOTAL MONEY MARKET FUNDS (Cost $21,416,555)		21,416,555

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,278,912,319)	9,940,886,689
NET OTHER ASSETS (LIABILITIES) - 0.0% (g)	(657,733)
NET ASSETS - 100.0%	9,940,228,956

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	110	Dec 2023	23,167,375	(2,817)	(2,817)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $786,653.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $540,791 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	5,681,263	499,912,083	490,990,517	323,808	-	-	14,602,829	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	11,223,374	102,856,282	107,265,930	63,060	-	-	6,813,726	0.0%
Total	16,904,637	602,768,365	598,256,447	386,868	-	-	21,416,555

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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